UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Taiwan Greater China Fund

(Exact name of registrant as specified in charter)

Bank Tower, Room 1001
205 Dun Hua North Road
Taipei 105, Taiwan
Republic of China
(Address of principal executive offices)           (Zip code)

Brown Brothers Harriman and Co.
50 Milk Street
Boston, MA 02109-3661
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-343-9567

Date of fiscal year end: December 31, 2006
Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TAIWAN GREATER CHINA FUND
Schedule of Investments (Unaudited) / September 30, 2006
COMMON STOCK — 98.11%			% of	U.S. Dollar
Cement — 3.05%			Net Assets	Value
1,385,960	shs.	Asia Cement Corporation	0.95	$ 1,005,032
2,973,185		Taiwan Cement Corp.	2.10	2,227,879
				3,232,911
Chemicals — 1.10%
771,100		Eternal Chemical Co., Ltd.	1.10	1,164,927

Communications Equipment — 1.29%
728,774		D-Link Corp.	0.73	770,688
459,540		Zyxel Communications Corp.	0.56	599,131
				1,369,819
Computer Peripherals/ODM — 9.11%
2,508,337	*	BenQ Corp.	1.39	1,474,088
97,680		High Tech Computer Corp.	2.44	2,585,400
2,885,119		Lite-on Technology Corp.	3.37	3,561,014
1,076,411		Mitac International Corp.	1.07	1,135,067
503,645		Premier Image Technology Corp.	0.84	885,657
				9,641,226
Computer Systems & Hardware — 20.08%
671,325		Acer Inc.	1.07	1,137,925
99,528		Advantech Co., Ltd.	0.27	286,587
2,029,060		Asustek Computer Inc.	4.50	4,763,584
915,496		Compal Electronics Inc.	0.77	810,479
2,189,522		Hon Hai Precision Industry Co., Ltd.	12.59	13,330,373
648,013		Quanta Computer Inc.	0.88	928,068
				21,257,016
Electrical & Machinery — 1.24%
2,926,837	*	Walsin Lihwa Corp.	1.24	1,313,236

Electronic Components — 13.30%
175,641		Catcher Technology Co., Ltd.	1.42	1,507,170
221,513		Cheng Uei Precision Industry Co., Ltd.	0.75	789,767
391,186		Delta Electronics Inc.	1.06	1,122,858
575,690		Foxconn Technology Co., Ltd.	4.90	5,183,497
94,993		Largan Precision Co., Ltd.	1.84	1,945,984
94,079		Merry Electronics Co., Ltd.	0.32	335,423
19,841		Motech Industry Co., Ltd.	0.27	282,060
218,400		Radiant Opto-Electronics Corp.	0.29	310,148
244,883		Tripod Technology Corp.	0.71	747,305
1,157,000		Wintek Corp.	0.99	1,048,751
2,276,000	*	Yageo Corp.	0.75	797,716
				14,070,679
Flat-Panel Displays — 7.77%
3,500,207		AU Optronics Corp.	4.68	4,954,744
2,049,177		Chi Mei Optoelectronics Corp.	2.14	2,266,097
3,347,951	*	Chunghwa Picture Tubes, Ltd.	0.65	687,869
769,795	*	Quanta Display Inc.	0.30	316,324
				8,225,034
TAIWAN GREATER CHINA FUND
Schedule of Investments (continued) (Unaudited) / September 30, 2006
			% of	U.S. Dollar
Food — 2.18%			Net Assets	Value
2,626,000	shs.	Uni-President Enterprise Corp.	2.18	$ 2,308,903

Glass, Paper & Pulp — 0.42%
387,154		Taiwan Glass Ind. Corp.	0.26	278,406
460,067		Yuen Foong Yu Paper Manufacturing Co., Ltd.	0.16	166,114
				444,520
Plastics — 8.52%
2,954,299		Formosa Chemicals & Fiber Corp.	4.13	4,373,896
1,674,983		Formosa Plastics Corp.	2.26	2,391,278
1,608,319		Nan Ya Plastics Corp.	2.13	2,249,941
				9,015,115
Retailing — 0.39%
193,512		President Chain Store Corp.	0.39	416,884

Rubber — 1.33%
1,441,940		Cheng Shin Rubber Ind. Co., Ltd.	1.33	1,411,595

Semiconductors — 14.93%
1,172,304	*	Advanced Semiconductor Engineering, Inc.	1.03	1,089,189
235,400		MediaTek Inc.	2.11	2,233,336
138,743		Novatek Microelectronics Corp.	0.62	656,060
754,318		Powerchip Semiconductor Corp.	0.46	482,040
665,332		Siliconware Precision Industries Co., Ltd.	0.75	793,055
4,101,746		Taiwan Semiconductor Manufacturing Co., Ltd.	6.99	7,398,796
5,614,861		United Microelectronics Corp.	2.97	3,147,030
				15,799,506
Steel — 5.14%
6,323,149		China Steel Corp.	5.14	5,444,979

Textiles — 0.55%
786,515		Far Eastern Textile Ltd.	0.55	583,413

Transportation — 2.06%
725,052	*	China Airlines Ltd.	0.30	317,655
633,471		Eva Airways Corp.	0.24	252,650
1,166,706		Evergreen Marine Corp. (Taiwan) Ltd.	0.63	664,494
443,572		Wan Hai Lines Ltd.	0.23	243,923
1,362,227		Yang Ming Marine Transport Corp.	0.66	699,707
				2,178,429
TAIWAN GREATER CHINA FUND
Schedule of Investments (continued) (Unaudited) / September 30, 2006
			% of	U.S. Dollar
Other — 5.65%			Net Assets	Value
818,000	shs.	Giant Manufacturing Co., Ltd.	1.21	$ 1,285,211
317,275		Johnson Health Tech Co., Ltd.	1.75	1,850,168
316,000		Merida Industry Co., Ltd.	0.22	233,922
440,519		Nien Made Enterprise Co., Ltd.	0.34	360,705
2,293,345		Pou Chen Corp.	1.78	1,877,832
437,800		Taiwan Fu Hsing Industrial Co., Ltd.	0.35	371,706
				5,979,544

TOTAL COMMON STOCK (COST $87,067,460)				103,857,736

SHORT-TERM SECURITIES — 0.12%
Time Deposit — 0.12%
Bank of America—London, 4.73%, Due 10/02/06		0.12		125,959

TOTAL INVESTMENTS IN SECURITIES AT FAIR VALUE		98.23		103,983,695
(COST $87,193,419)

OTHER ASSETS (LESS LIABILITIES)		1.77		1,869,919

NET ASSETS		100.00		$105,853,614

At September 30, 2006, the cost of investments, excluding short-term investments, for U.S. federal income tax purposes was approximately equal to the cost of such investments for financial reporting purposes. At September 30, 2006, the unrealized appreciation of $16,790,276 for financial reporting purposes consisted of $24,657,563 of gross unrealized appreciation and $7,867,287 of gross unrealized depreciation.

* Non-income producing: These stocks did not pay a cash dividend during the past year.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report based on their evaluation of such disclosure controls and procedures as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended:

See Exhibit 99.Cert attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Taiwan Greater China Fund

By: /s/ Steve R. Champion
Name: Steven R. Champion
Title: Chief Executive Officer and President

Date: 11/15/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven R. Champion
Name: Steven R. Champion
Title: Chief Executive Officer and President

By: /s/ Cheryl Chang
Name: Cheryl Chang
Title: Chief Financial Officer

Date: 11/15/06